Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	$ 122.2	$ 124.1	$ 232.0	$ 228.1
Front End Limited Company | Borr Arabia Well Drilling LLC
Related Party Transaction [Line Items]
Ownership percentage	3.00%		3.00%
Other affiliates | Front End Limited Company
Related Party Transaction [Line Items]
Rig operating and maintenance expenses	$ 0.4	$ 0.8	$ 0.8	$ 2.2